SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

10.	SHARE BASED COMPENSATION

On September 26, 2021, the Company’s board of directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”), under which the Company is authorized to issue incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock awards, and performance awards that may be settled in cash, stock, or other property.

The aggregate number of shares of common stock authorized for issuance under the 2021 Plan is 8,394,360 shares, which may be increased through an amendment to the 2021 Plan adopted by the board of directors. The number of shares authorized is subject to standard adjustments in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards that expire or are cancelled generally become available for issuance again under the 2021 Plan. Awards have a maximum term of ten years from the grant date and generally vest over four years, but may vest over varying periods, as specified by the Company’s board of directors for each grant. On October 10, 2025, the Company’s stockholders approved an amendment to the Company’s 2021 Equity Incentive Plan (the “Amended Incentive Plan”) to (i) increase the aggregate number of shares of Common Stock available under the 2021 Equity Incentive Plan to a total of 18,000,000 shares, (ii) include warrant as a type of awards issuable under the Amended Incentive Plan, and (iii) to ratify the 2021 Equity Incentive Plan.

A summary of stock option transactions is as follows:

	Shares Available For Grant	Number of Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2024	1,183,618	7,210,742	$0.49
Approved pool increase	9,605,640	-	-
Granted	(837,036)	837,036	2.14
Forfeited	107,323	(107,323)	0.23
Cancelled	384,021	(384,021)	0.83
Balance at December 31, 2025	10,443,566	7,556,434	$0.44

As of December 31, 2025, there were 7,556,434 options outstanding, with a weighted average exercise price of $0.44, a weighted average remaining term of 7.08 years, and an aggregate intrinsic value of $8.6 million. Of these, 5,204,064 were vested, with a weighted average exercise price of $0.43, a weighted average remaining term of 6.61 years and an aggregate intrinsic value of $6.8 million.

On May 30, 2025, the Company granted 833,588 stock options with a post stock split exercise price of $2.11 and a term of 10 years. The options vest over a period of 4 years. The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards to compensation expense over the vesting period. The fair market value of the May 30, 2025, stock-based awards was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock Price	$1.42
Expected dividend yield	-%
Expected stock price volatility	189%
Risk-free interest rate	4.69%
Expected term (years)	6.08

On September 29, 2025, the Company granted 3,448 stock options with an exercise price of $8.70 and a term of 10 years. The options vest over a period of 4 years. The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards to compensation expense over the vesting period. The fair market value of the September 29, 2025, stock-based awards was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock Price	$8.70
Expected dividend yield	-%
Expected stock price volatility	146%
Risk-free interest rate	3.77%
Expected term (years)	6.08

Total stock-based compensation recognized for options was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Cost of revenue	$58	$12
Research and development	61	13
Selling, general and administrative	635	861
Total stock-based compensation	$754	$886

As of December 31, 2025, the unrecognized stock-based compensation cost related to outstanding stock options that are expected to vest was $1.6 million, which the Company expects to recognize over an estimated weighted average period of 2.52 years.